Stock-based Activity (Detail 1) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Shares Issuable Under Options
Options Outstanding, Outstanding at beginning of period	242,893	152,017	152,017	58,639
Options Granted	2,615,850		90,876	93,378
Options Exercised	(2,779)	0	0	0
Options Forfeited/cancelled/expired	(12,923)		0	0
Options Outstanding and expected to vest at end of period	2,843,041		242,893	152,017
Options Vested and exercisable at Ending	159,404		154,877
Weighted Average Exercise Price
Weighted-Average Exercise Price, Outstanding at beginning of period	$ 3.92	$ 1.19	$ 1.19	$ 0.83
Weighted-Average Exercise Price, Granted	2.30		8.47	1.44
Weighted-Average Exercise Price, Exercised	.29		0	0
Weighted-Average Exercise Price, Forfeited/cancelled/expired	7.42		0	0
Weighted-Average Exercise Price, Outstanding and expected to vest at end of period	2.45		3.92	$ 1.19
Weighted-Average Exercise Price, Vested and exercisable at Ending	$ 3.54		$ 3.77